Fair Value Measurements and Disclosures - Fair value on a recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements and Disclosures
Balance at beginning of the period	$ 310	$ 344
(Decrease) increase in value	194	(34)
Balance at end of the period	$ 504	$ 310